Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Provisions

At December 31 this account comprises:

	Total		Current		Not Current
	2016	2017	2016	2017	2016	2017
Legal claims	15,733	23,364	13,303	12,220	2,430	11,144
Contingent liabilities from the acquisition of Morelco	5,182	4,224	—	—	5,182	4,224
Contingent liabilities from the acquisition of Coasin and Vial yVives - DSD	1,815	1,839	—	—	1,815	1,839
Contingent liabilities from the acquisition of Adexus	1,128	1,186	1,128	1,186	—	—
Provision for well closure (Note 5.1 d)	17,215	16,804	100	97	17,115	16,707

	41,073	47,417	14,531	13,503	26,542	33,914

Summary Gross Movement of Other Provisions

The gross movement of other provisions is broken down as follows:

Other provisions	Legal claims	Contingent liabilities resulting from acquisitions	Provision for well closure	Total
At January 1, 2016	15,000	26,779	19,149	60,928
Additions	9,486	—	462	9,948
Acquisition of subsidiaries	1,926	1,149	—	3,075
Reversals of provisions	(10,569)	(17,883)	(2,395)	(30,847)
Payments	(298)	(2,458)	—	(2,756)
Translation adjustments	187	538	—	725

At December 31, 2016	15,732	8,125	17,216	41,073

At January 1, 2017	15,732	8,125	17,216	41,073
Additions	9,510	—	—	9,510
Reversals of provisions	(235)	(809)	(412)	(1,456)
Payments	(1,680)	—	—	(1,680)
Translation adjustments	37	(67)	—	(30)

At December 31, 2017	23,364	7,249	16,804	47,417